DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
4.
DISCONTINUED OPERATIONS

As contemplated in the Merger Agreement with Silver Lake, which was executed in April 2024, the Company initiated a process to sell certain businesses of the Company. During the second quarter of 2024, the Company began to actively market its SD&T segment. The SD&T segment includes OpenBet, which specializes in betting engine products, services and technology, processing billions of bets annually, as well as trading, pricing and risk management tools; player account and wallet solutions; innovative front-end user experiences and user interfaces; and content offerings, such as BetBuilder, DonBest pricing feeds and a sports content aggregation platform. As part of OpenBet, IMG ARENA delivers live streaming and data feeds for more than 65,000 sports events annually to sportsbooks, rightsholders and media partners around the globe. This data also powers IMG ARENA's portfolio of on-demand virtual sports products and front-end solutions, including the UFC Event Centre. The Company determined that the SD&T segment met the definition of a discontinued operation in the quarter ended June 30, 2024, and, as such, the Company has recast its financial statements to present the SD&T segment as discontinued operations.

The following table presents the aggregate carrying amounts of major classes of assets and liabilities in the consolidated balance sheets related to the SD&T segment as of December 31, 2023 and 2022, are as follows (in thousands):

	December 31,	December 31,
	2023	2022
Assets of discontinued operations:
Accounts receivable	$128,933	$176,231
Deferred costs	20,963	33,204
Other current assets	20,563	13,791
Current assets of discontinued operations	170,459	223,226
Property and equipment, net	30,262	24,854
Operating lease right-of-use assets	10,691	9,996
Intangible assets, net	400,081	383,762
Goodwill	634,696	607,427
Investments	3,792	6,463
Deferred income taxes	426	884
Other assets	22,219	4,829
Long-term assets of discontinued operations	1,102,167	1,038,215
Total assets of discontinued operations	$1,272,626	$1,261,441

Liabilities of discontinued operations:
Accounts payable	$125,247	$87,589
Accrued liabilities	26,335	18,239
Current portion of operating lease liabilities	2,330	1,481
Deferred revenue	5,225	72,726
Other current liabilities	40,139	25,026
Current liabilities of discontinued operations	199,276	205,061
Long-term operating lease liabilities	8,532	8,544
Deferred tax liabilities	81,188	69,530
Other long-term liabilities	12,657	24,757
Long-term liabilities of discontinued operations	102,377	102,831
Total liabilities of discontinued operations	$301,653	$307,892

The following table presents the statements of operations for the discontinued operations of the SD&T segment for the three years ended December 31, 2023 (in thousands):

	Year ended December 31,
	2023	2022	2021
Revenue	$469,380	$260,534	$190,700
Operating expenses:
Direct operating costs	229,700	136,530	116,356
Selling, general and administrative expenses	172,385	80,757	30,809
Depreciation and amortization	51,307	18,042	7,373
Total operating expenses	453,392	235,329	154,538
Operating income	15,988	25,205	36,162
Other income (expense):
Interest income, net	554	95	4
Other income (expense), net	137	(4,442)	(3,335)
Income from discontinued operations before income taxes	16,679	20,858	32,831
Provision for income taxes	10,950	9,194	4,805
Income from discontinued operations, net of tax	5,729	11,664	28,026
Income attributable to non-controlling interests	6,335	4,830	6,613
(Loss) income from discontinued operations attributable to Endeavor Group Holdings, Inc.	$(606)	$6,834	$21,413